Shareholder Report, Line Graph (Details) - USD ($)						5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	66 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	102 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Sep. 30, 2015	Mar. 31, 2021	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Mar. 31, 2022	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Mar. 31, 2023	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Mar. 31, 2024	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Mar. 31, 2025	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
SMALLCAP World Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class A (with sales charge)
Accumulated Value					$ 9,425							$ 10,529						$ 12,435						$ 14,066						$ 13,873						$ 17,338				$ 23,466				$ 15,163				$ 17,181				$ 20,790		$ 22,167
SMALLCAP World Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class C (with sales charge)
Accumulated Value					10,000							11,082						12,984						14,571						14,260						17,692				23,770				15,245				17,147				20,749		22,123
SMALLCAP World Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class T (with sales charge)
Accumulated Value		$ 9,750					$ 10,936							$ 12,396						$ 12,254						$ 15,355						$ 20,827					$ 13,493				$ 15,332				$ 18,606				$ 19,892
SMALLCAP World Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class F-1
Accumulated Value					10,000							11,170						13,187						14,910						14,697						18,366				24,850				16,051				18,179				21,989		23,435
SMALLCAP World Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class F-2
Accumulated Value					10,000							11,203						13,264						15,042						14,875						18,641				25,294				16,384				18,619				22,589		24,153
SMALLCAP World Fund-Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class F-3
Accumulated Value			$ 10,000					$ 11,629							$ 13,199						$ 13,064						$ 16,388						$ 22,260					$ 14,437				$ 16,423				$ 19,947				$ 21,351
SMALLCAP World Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-A (with sales charge)
Accumulated Value					9,650							10,773						12,715						14,374						14,168						17,703				23,953				15,474				17,528				21,200		22,605
SMALLCAP World Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-C (with sales charge)
Accumulated Value					10,000							11,078						12,973						14,554						14,238						17,658				23,893				15,435				17,484				21,147		22,548
SMALLCAP World Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-E
Accumulated Value					10,000							11,139						13,118						14,800						14,557						18,153				24,514				15,803				17,865				21,568		22,949
SMALLCAP World Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-T (with sales charge)
Accumulated Value		9,750					10,934							12,388						12,244						15,331						20,788					13,462				15,286				18,535				19,805
SMALLCAP World Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-F-1
Accumulated Value					10,000							11,185						13,228						14,989						14,806						18,540				25,140				16,270				18,464				22,371		23,885
SMALLCAP World Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-F-2
Accumulated Value	$ 10,000					$ 12,752				$ 13,711			$ 11,531				$ 8,882		$ 10,214				$ 10,095		$ 11,830				$ 12,248		$ 10,968				$ 13,094
SMALLCAP World Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class 529-F-3
Accumulated Value	10,000					12,757				13,723			11,543				8,895		10,231				10,110		11,852				12,273		10,995				13,130
SMALLCAP World Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-1
Accumulated Value					10,000							11,090						12,996						14,590						14,280						17,717				23,803				15,268				17,179				20,641		21,855
SMALLCAP World Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-2
Accumulated Value					10,000							11,089						13,000						14,597						14,287						17,729				23,822				15,277				17,188				20,652		21,862
SMALLCAP World Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-2E
Accumulated Value					10,000							11,132						13,088						14,738						14,470						18,008				24,267				15,610				17,615				21,224		22,538
SMALLCAP World Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-3
Accumulated Value					10,000							11,141						13,118						14,796						14,550						18,137				24,477				15,768				17,823				21,506		22,871
SMALLCAP World Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-4
Accumulated Value					10,000							11,176						13,200						14,934						14,729						18,415				24,928				16,108				18,259				22,101		23,575
SMALLCAP World Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-5E
Accumulated Value				$ 10,000					$ 10,701							$ 12,662						$ 14,356						$ 14,189						$ 17,775					$ 24,110				$ 15,613				$ 17,731				$ 21,505		$ 22,985
SMALLCAP World Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-5
Accumulated Value					10,000							11,209						13,281						15,069						14,909						18,695				25,382				16,452				18,703				22,708		24,293
SMALLCAP World Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											SMALLCAP World Fund — Class R-6
Accumulated Value					10,000							11,215						13,291						15,090						14,935						18,739				25,455				16,507				18,778				22,808		24,416
MSCI ACWI IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI IMI Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	12,433	11,017	11,350	10,441	13,177		11,225	13,216	12,078	12,442	12,396	10,386	13,328	12,201	12,136	12,502	13,589	12,480	14,611	14,940	13,297	13,698	13,654	16,343	14,681	15,882	17,142	17,659	14,961	19,087	16,085	13,511	13,918	19,287	20,737	16,234	16,724	15,201	16,344	21,261	21,902	18,266	19,639	24,830	25,579	23,921	25,719	27,937	30,037
MSCI All Country World Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 13,519	$ 11,116	$ 11,392	$ 10,787	$ 14,071		$ 11,421	$ 13,472	$ 12,079	$ 12,380	$ 12,860	$ 10,581	$ 13,616	$ 12,183	$ 11,421	$ 11,705	$ 13,975	$ 12,194	$ 14,797	$ 14,188	$ 11,789	$ 12,082	$ 13,214	$ 15,196	$ 13,991	$ 14,117	$ 16,576	$ 16,988	$ 13,639	$ 17,143	$ 14,441	$ 12,465	$ 12,775	$ 19,177	$ 20,305	$ 14,365	$ 14,722	$ 14,421	$ 15,269	$ 17,901	$ 18,346	$ 16,619	$ 17,596	$ 20,195	$ 20,697	$ 20,710	$ 21,928	$ 23,364	$ 24,738